Preference shares liabilities - Narrative (Details) - Prenetics HK		1 Months Ended
	Jun. 16, 2021 shares	May 31, 2021 shares
Disclosure of financial liabilities [line items]
Percentage of non-cumulative dividend (%)		8.00%
Preference shares liabilities | Share exchange agreement and subscription agreement
Disclosure of financial liabilities [line items]
Conversion ratio		1
Preference shares liabilities | Series A preference shares | Share exchange agreement and subscription agreement
Disclosure of financial liabilities [line items]
Number of shares exchanged (in shares)		4,154,726
Preference shares liabilities | Series B preference shares | Share exchange agreement and subscription agreement
Disclosure of financial liabilities [line items]
Number of shares exchanged (in shares)		5,338,405
Percentage of simple interest on subscription price for redemption (%)		10.00%
Preference shares liabilities | Series C preference shares | Share exchange agreement and subscription agreement
Disclosure of financial liabilities [line items]
Number of shares exchanged (in shares)		10,532,116
Percentage of simple interest on subscription price for redemption (%)		10.00%
Preference shares liabilities | Series D preference shares | Share exchange agreement and subscription agreement
Disclosure of financial liabilities [line items]
Percentage of simple interest on subscription price for redemption (%)		10.00%
Preference shares liabilities | Series E preferred shares | Share exchange agreement and subscription agreement
Disclosure of financial liabilities [line items]
Number of shares issued (in shares)	1,650,913
Percentage of simple interest on subscription price for redemption (%)		12.00%